Statement of Changes in Net Assets Available for Benefits - EBP 055 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits at beginning of year	$ 2,986,853
Contributions:
Participant	170,828
Employer	96,140
Total contributions	266,968
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	398,986
Interest income on notes receivable from participants	4,282
Total additions	670,236
Deductions from net assets:
Distributions and withdrawals	290,683
Administrative expenses	4,825
Total deductions	295,508
Change in net assets	374,728
Transfers into the plan	46,176
Net assets available for benefits at end of year	$ 3,407,757